Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2013
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
NOTE 6 – ACCRUED EXPENSES AND OTHER PAYABLES
At December 31, 2013 and 2012, accrued expenses and other payables consisted of the following:

	December 31, 2013	December 31, 2012
Accrued wage	$17,821	$51,759
Accrued professional fees	-	121,346
Other	118,892	25,993
Total	$136,713	$199,098